Employee Benefit Plans - Long Term Incentive Plan (Details) - Long Term Incentive Plan - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 31, 2014
Employee Benefit Plans
The period over which long-term goals are assessed to determine eligibility for the award under the plan	3 years
Shares issued (in shares)	51,646	0	66,528
Granted (in dollars per share)	$ 62.89	$ 0.00	$ 69.43
Decrease in compensation expense due to underperformance of program goals			$ 6.4
Total compensation cost recognized	$ 3.2	$ 6.9